October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniYield Quality Fund, Inc. (MQY)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 8.0%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$3,065	$ 3,301,283
Series A, 5.25%, 05/01/56	4,000	4,167,913
Series C, 5.50%, 10/01/54	7,575	8,407,030
Series F, 5.50%, 11/01/53	2,920	3,086,033
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	6,495	6,770,204
Energy Southeast A Cooperative District, RB(a)
Series A-1, 5.50%, 11/01/53	4,900	5,405,728
Series B-1, 5.75%, 04/01/54	10,925	12,277,790
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	4,040	4,375,805
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	11,185	11,973,707
Series A-1, 5.50%, 01/01/53	2,665	2,888,214
Series B, 5.25%, 03/01/55	1,825	1,965,572
Series B-1, 5.00%, 05/01/53	7,530	7,838,937
		72,458,216
Arizona — 5.0%
Arizona Industrial Development Authority, RB
4.38%, 07/01/39(b)	875	795,923
5.00%, 07/01/54(b)	615	529,596
7.10%, 01/01/55(b)	250	251,268
Series A, 5.00%, 07/01/49(b)	1,445	1,312,079
Series A, 5.00%, 07/15/49	1,000	922,547
Series A, 5.00%, 07/01/54(b)	1,110	987,603
Arizona Industrial Development Authority, Refunding RB
5.50%, 07/01/52(b)	600	561,598
Series A, 5.13%, 07/01/37(b)	500	501,661
Series A, 5.38%, 07/01/50(b)	1,645	1,626,566
Series G, 5.00%, 07/01/47(b)	2,360	2,248,227
Series S, (SD CRED PROG), 5.00%, 07/01/37	750	760,018
City of Mesa Arizona Utility System Revenue, RB, (AGM), 4.50%, 07/01/49	1,660	1,664,010
City of Phoenix Civic Improvement Corp., ARB
Series B, AMT, Junior Lien, 5.00%, 07/01/44	4,515	4,600,084
Junior Lien, 5.00%, 07/01/49	2,330	2,387,014
City of Phoenix Civic Improvement Corp., RB, Series B, (BHAC-CR FGIC), 5.50%, 07/01/41(c)	100	120,215
Industrial Development Authority of the City of Phoenix Arizona, RB
5.00%, 07/01/44	2,000	2,000,123
Series A, 5.00%, 07/01/46(b)	1,570	1,513,596
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB, 5.00%, 07/01/45(b)	500	486,946
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/49(b)	1,150	1,045,601
Industrial Development Authority of the County of Pima, Refunding RB(b)
5.00%, 06/15/49	1,985	1,836,723
5.00%, 06/15/52	530	482,683
Maricopa County Industrial Development Authority, RB
5.00%, 07/01/47	1,000	938,003
4.00%, 07/01/50	1,500	1,350,266
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/47(b)	1,000	914,741
5.00%, 07/01/54(b)	440	418,962
Security	Par (000)	Value
Arizona (continued)
Maricopa County Industrial Development Authority, Refunding RB (continued)
Series A, 5.00%, 09/01/37	$1,525	$ 1,587,107
Series A, 4.13%, 09/01/42	750	730,927
McAllister Academic Village LLC, Refunding RB, 5.00%, 07/01/39	500	503,736
Phoenix-Mesa Gateway Airport Authority, ARB, 5.00%, 07/01/38	3,600	3,602,212
Pinal County Industrial Development Authority, RB, 6.25%, 06/01/26	55	55,053
Salt River Project Agricultural Improvement & Power District, RB, Series B, 5.25%, 01/01/53	4,560	4,862,173
Salt Verde Financial Corp., RB
5.50%, 12/01/29	2,000	2,144,666
5.00%, 12/01/32	155	169,918
5.00%, 12/01/37	1,500	1,641,338
		45,553,183
Arkansas — 0.2%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 5.70%, 05/01/53	1,550	1,582,031
California — 10.9%
Alvord Unified School District, Refunding GO, Series B, Election 2007, (AGM), 0.00%, 08/01/41(d)	1,175	587,970
California Community Choice Financing Authority, RB(a)
Sustainability Bonds, 5.50%, 10/01/54	2,355	2,590,436
Class B, Sustainability Bonds, 5.00%, 03/01/56	3,325	3,649,681
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,355	1,344,489
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	4,305	3,444,000
California Municipal Finance Authority, RB, S/F Housing, Series A-1, 3.44%, 02/20/41(a)	9,862	9,196,191
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	290	294,718
Grossmont Union High School District, GO, Election 2004, 0.00%, 08/01/31(d)	5,000	4,243,001
Grossmont-Cuyamaca Community College District, GO, Series C, Election 2002, (AGM), 0.00%, 08/01/30(d)	10,030	8,834,931
Hartnell Community College District, GO
Series D, 7.00%, 08/01/34(c)	4,125	4,445,659
Series C, Election 2008, 0.00%, 07/01/38(d)	3,800	2,446,395
Sustainability Bonds, 4.00%, 07/01/53	5,515	5,241,828
Hartnell Community College District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/30(d)	5,000	4,393,176
Mt San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2008, 6.25%, 08/01/43(c)	4,445	4,483,119
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/41	2,050	2,065,212
Poway Unified School District, Refunding GO, 0.00%, 08/01/36(d)	8,750	6,224,665
Rio Hondo Community College District, GO(d)
Series C, Election 2004, 0.00%, 08/01/37	4,005	2,683,040
Series C, Election 2004, 0.00%, 08/01/38	5,000	3,182,541
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(d)	3,005	2,562,345
San Mateo County Community College District, GO, Series C, (NPFGC), 0.00%, 09/01/30(d)	12,740	11,307,820
State of California, GO, 5.50%, 04/01/28	5	5,010

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Walnut Valley Unified School District, GO, Series B, Election 2007, 0.00%, 08/01/36(d)	$5,500	$ 3,673,515
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	625	628,884
Yosemite Community College District, GO, Series D, Election 2004, 0.00%, 08/01/36(d)	15,000	10,862,125
		98,390,751
Colorado — 1.3%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	345	342,036
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 11/15/47	875	900,669
Series A, AMT, 5.00%, 12/01/48	1,615	1,627,103
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB, Series A-2, 0.00%, 08/01/37(d)	1,760	1,077,889
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	2,400	2,529,485
Colorado Health Facilities Authority, Refunding RB
Series A, 4.00%, 08/01/44	1,060	959,899
Series A, 5.00%, 05/15/52	4,010	4,119,964
		11,557,045
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB, 4.25%, 07/15/53	705	662,955
Delaware — 0.7%
Delaware Transportation Authority, RB, 5.00%, 06/01/55	6,585	6,584,980
District of Columbia — 1.9%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	3,050	3,021,959
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.25%, 06/01/50	3,810	4,117,061
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.50%, 10/01/54	1,680	1,777,773
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	2,875	2,560,945
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/59	3,305	3,257,440
Series A, 2nd Lien, Sustainability Bonds, 5.25%, 07/15/59	2,565	2,711,975
		17,447,153
Florida — 9.3%
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	825	699,248
Series A, 5.00%, 06/01/55	1,285	1,042,889
Series A, 5.50%, 06/01/57	460	401,034
City of Fort Lauderdale Florida Water & Sewer Revenue, RB
Series A, 5.50%, 09/01/48	5,275	5,763,478
Series B, 5.50%, 09/01/48	4,615	5,042,361
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	4,215	4,281,509
Security	Par (000)	Value
Florida (continued)
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	$5,055	$ 5,377,623
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/42	5,100	5,145,380
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	1,745	1,768,103
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/41	1,315	1,376,952
Series A, AMT, 5.25%, 10/01/52	4,585	4,684,363
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/46	1,840	616,090
Series A-2, 0.00%, 10/01/47	2,970	934,728
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	660	709,471
Florida Development Finance Corp., RB, AMT, 5.00%, 05/01/29(b)	1,275	1,287,679
Florida Development Finance Corp., Refunding RB
5.00%, 09/15/40(b)	710	671,087
AMT, (AGM), 5.00%, 07/01/44	9,390	9,348,559
AMT, (AGM), 5.25%, 07/01/47	2,200	2,188,666
Florida Housing Finance Corp., RB, S/F Housing, Series 5, (FHLMC, FNMA, GNMA), 5.05%, 01/01/56	3,525	3,563,971
Florida State Board of Governors, RB, Series A, (BAM), 4.25%, 10/01/53	3,070	2,900,435
Greater Orlando Aviation Authority, ARB
Series A, AMT, 4.00%, 10/01/52	3,340	2,978,812
Sub-Series A, AMT, 5.00%, 10/01/47	7,865	7,898,993
Lakewood Ranch Stewardship District, SAB
5.25%, 05/01/37	240	243,871
5.38%, 05/01/47	260	261,394
4.00%, 05/01/49	665	554,806
6.30%, 05/01/54	755	796,632
Lakewood Ranch Stewardship District, SAB, S/F Housing
4.00%, 05/01/40	365	346,349
4.00%, 05/01/50	600	499,225
Orange County Health Facilities Authority, RB
5.00%, 10/01/47	1,930	1,969,510
Series A, 5.00%, 10/01/53	6,605	6,771,867
Seminole Improvement District, RB
5.00%, 10/01/32	255	265,026
5.30%, 10/01/37	290	303,152
Storey Creek Community Development District, SAB
4.00%, 12/15/39	415	391,575
4.13%, 12/15/49	350	299,875
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	1,840	1,873,233
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	770	772,340
		84,030,286
Georgia — 2.0%
City of Atlanta Georgia Department of Aviation, ARB, Series B-1, AMT, Sustainability Bonds, 5.50%, 07/01/55	1,575	1,684,178
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	715	469,109
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia (continued)
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	$2,875	$ 2,536,456
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series C, 4.60%, 12/01/54	2,065	2,047,513
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	7,480	7,929,891
Municipal Electric Authority of Georgia, RB
Class A, 5.50%, 07/01/63	1,275	1,305,883
Series A, 5.00%, 01/01/59	1,870	1,868,164
		17,841,194
Hawaii — 0.1%
State of Hawaii Airports System Revenue, ARB, AMT, 5.25%, 08/01/26	525	525,980
Idaho — 0.7%
Idaho Health Facilities Authority, Refunding RB
(AGM-CR), 4.38%, 03/01/53	3,630	3,554,711
4.38%, 03/01/53	1,480	1,416,419
Idaho Housing & Finance Association, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 01/01/49	1,125	1,116,005
		6,087,135
Illinois — 11.8%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	3,665	3,688,249
Series A, 5.00%, 12/01/40	4,090	3,955,591
Series A, 6.25%, 12/01/50	2,460	2,571,571
Series C, 5.25%, 12/01/35	330	329,994
Series D, 5.00%, 12/01/46	1,230	1,116,078
Series H, 5.00%, 12/01/36	295	293,400
Chicago Board of Education, Refunding GO
Series B, 12/01/43(e)	1,500	1,563,621
Series G, 5.00%, 12/01/34	290	290,007
Chicago Midway International Airport, Refunding ARB
Series B, 5.00%, 01/01/46	7,060	7,083,561
Series A, AMT, Senior Lien, (BAM), 5.75%, 01/01/48	1,010	1,084,310
Chicago O’Hare International Airport, ARB, Class A, AMT, Senior Lien, 4.63%, 01/01/53	3,220	3,142,836
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.00%, 01/01/48	8,230	8,257,084
Series A, AMT, Senior Lien, 5.25%, 01/01/48	2,215	2,320,484
Series A, AMT, Senior Lien, 4.38%, 01/01/53	2,780	2,584,377
Series A, AMT, Senior Lien, 5.00%, 01/01/53	2,585	2,589,830
Series B, Senior Lien, 5.50%, 01/01/59	4,510	4,845,881
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	2,575	2,615,404
City of Chicago Illinois Wastewater Transmission Revenue, RB
Series A, 2nd Lien, (AGM), 5.25%, 01/01/53	3,710	3,883,149
Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	1,185	1,237,337
Illinois Finance Authority, Refunding RB
Series A, 5.00%, 11/15/45	2,945	2,945,871
Series C, 4.00%, 02/15/27(f)	25	25,437
Series C, 4.00%, 02/15/41	5	4,869
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	1,950	1,951,742
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	3,005	2,991,779
Series A, (NPFGC), 0.00%, 12/15/26(d)	5,000	4,820,886
Series A, (NPFGC), 0.00%, 12/15/33(d)	9,950	7,475,835
Security	Par (000)	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority, RB, CAB(d)
(NPFGC), 0.00%, 06/15/30(g)	$800	$ 697,713
(BAM-TCRS), 0.00%, 12/15/56	2,965	659,114
Series A, (NPFGC), 0.00%, 06/15/30	14,205	12,160,121
Metropolitan Pier & Exposition Authority, Refunding RB(d)
Series B, (AGM), 0.00%, 06/15/44	8,075	3,461,079
Series B, (AGM), 0.00%, 06/15/47	3,000	1,090,576
Regional Transportation Authority, RB, Series B, (NPFGC), 5.75%, 06/01/33	3,200	3,591,787
State of Illinois, GO
5.50%, 05/01/39	2,785	2,982,433
Series B, 5.25%, 05/01/41	2,345	2,504,461
Series D, 5.00%, 11/01/27	440	457,630
Series F, 5.25%, 09/01/47	3,135	3,264,038
Series F, 5.25%, 09/01/48	2,440	2,537,376
		107,075,511
Indiana — 1.2%
City of Valparaiso Indiana, Refunding RB, AMT, 4.50%, 01/01/34(b)	550	569,049
Indiana Finance Authority, RB, Series A, 5.00%, 10/01/53	150	154,897
Indiana Finance Authority, Refunding RB
5.50%, 10/01/50	2,460	2,663,867
Series C, 5.25%, 10/01/46	2,345	2,529,960
Series C, 5.25%, 10/01/47	815	876,891
Indianapolis Local Public Improvement Bond Bank, Refunding ARB, Series B1, 5.25%, 01/01/55	3,695	3,896,499
		10,691,163
Iowa — 0.5%
Iowa Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.63%, 07/01/54	4,510	4,477,863
Kansas — 0.1%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	550	541,957
Kentucky — 2.0%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	555	524,734
County of Boyle Kentucky, Refunding RB
Series A, 4.25%, 06/01/46	740	675,155
Series A, 5.25%, 06/01/49	2,820	2,912,224
Kentucky Public Energy Authority, Refunding RB(a)
Series A-1, 5.25%, 04/01/54	6,790	7,486,763
Series B, 5.00%, 01/01/55	6,045	6,566,283
		18,165,159
Louisiana — 2.5%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/53	5,665	5,659,001
AMT, 5.75%, 09/01/64	4,540	4,707,485
Louisiana Stadium & Exposition District, Refunding RB
Series A, 5.00%, 07/01/48	3,950	4,051,165
Series A, 5.25%, 07/01/53	4,690	4,874,637
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/48	1,990	1,991,997
Port New Orleans Board of Commissioners, ARB, Series B, AMT, (AGM), 5.50%, 04/01/51	1,595	1,701,587
		22,985,872

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Maine — 0.7%
Maine Health & Higher Educational Facilities Authority, RB, Series B, (AGM), 4.75%, 07/01/53	$3,000	$ 3,026,344
Maine State Housing Authority, RB, S/F Housing, Series C, Sustainability Bonds, (HUD SECT 8), 4.75%, 11/15/49	3,365	3,411,971
		6,438,315
Maryland — 0.7%
Anne Arundel County Consolidated Special Taxing District, Refunding ST, 5.00%, 07/01/32	495	495,394
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	185	186,132
City of Baltimore Maryland, Refunding TA, Series A, Senior Lien, 3.50%, 06/01/39(b)	650	589,068
City of Baltimore Maryland, TA(b)
Series B, 3.70%, 06/01/39	200	185,301
Series B, 3.88%, 06/01/46	300	262,498
County of Prince George’s Maryland, TA, 5.25%, 07/01/48(b)	300	300,717
Howard County Housing Commission, RB, M/F Housing, Series A, 5.00%, 06/01/44	550	550,221
Maryland Economic Development Corp., RB, 5.00%, 07/01/56	390	391,153
Maryland Economic Development Corp., Refunding RB, 5.00%, 07/01/37	500	500,242
Maryland Health & Higher Educational Facilities Authority, RB, Series C, 5.00%, 05/15/45	2,305	2,324,727
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 4.13%, 07/01/47	500	485,363
		6,270,816
Massachusetts — 2.4%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series A, 5.25%, 07/01/29	730	802,479
Massachusetts Development Finance Agency, RB
5.00%, 10/01/48	200	182,121
Series A, (AMBAC), 5.75%, 01/01/42	650	759,904
Series A, 5.00%, 01/01/47	6,140	5,973,622
Massachusetts Development Finance Agency, Refunding RB
5.00%, 04/15/40	1,000	999,777
4.13%, 10/01/42(b)	550	510,094
5.00%, 07/01/47	7,685	7,711,007
Series P, 5.45%, 05/15/59	1,500	1,617,241
Massachusetts Health & Educational Facilities Authority, Refunding RB, Series M, 5.50%, 02/15/27	1,000	1,037,884
Massachusetts Housing Finance Agency, Refunding RB
Series A, AMT, 4.45%, 12/01/42	910	880,389
Series A, AMT, 4.50%, 12/01/47	245	229,281
Massachusetts State College Building Authority, Refunding RB, Series B, (AG SAP), 5.50%, 05/01/39	825	985,536
		21,689,335
Michigan — 2.1%
City of Lansing Michigan, Refunding GO, Series B, (AGM), 4.13%, 06/01/48	5,035	4,827,800
Eastern Michigan University, RB, Series A, 4.00%, 03/01/28(f)	60	61,848
Lansing Board of Water & Light, RB, Series A, 5.00%, 07/01/51	3,740	3,870,822
Security	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, RB
4.00%, 02/15/50	$2,805	$ 2,484,995
Series A, 4.00%, 11/15/50	3,975	3,559,936
Sustainability Bonds, 5.50%, 02/28/57	1,530	1,603,303
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 4.45%, 12/01/49	1,495	1,468,525
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,120	1,121,214
		18,998,443
Minnesota — 0.8%
Minneapolis-St Paul Metropolitan Airports Commission, ARB, Series B, AMT, 5.25%, 01/01/49	4,425	4,634,154
Minnesota Agricultural & Economic Development Board, RB, 5.25%, 01/01/54	2,215	2,305,166
		6,939,320
Mississippi — 0.3%
Mississippi Home Corp., RB, Series 2025-06FN, Class PT, 4.55%, 04/01/42	2,630	2,710,901
Missouri — 1.2%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.25%, 04/01/55	7,145	6,755,938
Kansas City Industrial Development Authority, ARB, Series B, AMT, 5.00%, 03/01/39	2,505	2,574,740
Missouri Housing Development Commission, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 5.00%, 11/01/55	1,445	1,457,293
		10,787,971
Nebraska — 2.0%
Central Plains Energy Project, Refunding RB, Series A, 5.00%, 09/01/37	4,260	4,662,308
Omaha Public Power District, RB
Series A, 4.25%, 02/01/47	4,760	4,678,526
Series A, 5.25%, 02/01/48	7,985	8,487,162
		17,827,996
Nevada — 0.7%
Las Vegas Convention & Visitors Authority, RB, Series B, 4.00%, 07/01/49	1,000	924,319
Las Vegas Valley Water District, GOL, Series A, 5.25%, 06/01/55	5,135	5,503,395
		6,427,714
New Hampshire — 2.6%
New Hampshire Business Finance Authority, RB
Series 2025-1, Class A1, 4.09%, 01/20/41(a)	1,353	1,348,043
Series A, Sustainability Bonds, 5.50%, 06/01/55	6,825	7,179,690
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	2,045	2,134,899
Series 2025, Subordinate, 5.15%, 09/28/37	3,195	3,231,815
Class A-1, Sustainability Bonds, 0.00%, 11/20/42(a)	8,156	8,016,905
Series 2, Sustainability Bonds, 4.25%, 07/20/41	1,370	1,365,127
		23,276,479
New Jersey — 6.8%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/62	655	681,014
New Jersey Economic Development Authority, RB
AMT, (AGM), 5.00%, 01/01/31	900	901,697
AMT, 5.13%, 01/01/34	1,620	1,622,759
AMT, 5.38%, 01/01/43	2,115	2,116,892
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 12/15/26(f)	$5,360	$ 5,528,660
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	2,135	1,873,515
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 4.00%, 12/01/41	2,210	2,195,115
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, 5.10%, 10/01/50	4,635	4,778,970
New Jersey Transportation Trust Fund Authority, RB
Series A, 0.00%, 12/15/29(d)	7,530	6,684,034
Series BB, 5.00%, 06/15/46	6,200	6,509,457
Series BB, 4.00%, 06/15/50	4,900	4,470,452
Series S, 4.13%, 06/15/39	1,210	1,222,376
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55	3,965	4,263,717
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	3,220	3,323,356
Series A, 5.25%, 06/01/46	8,270	8,290,945
Sub-Series B, 5.00%, 06/01/46	7,350	7,156,239
		61,619,198
New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	415	403,020
New York — 14.1%
City of New York, GO, Series G-1, 5.25%, 02/01/53	735	783,237
Empire State Development Corp., RB, Series A, 5.00%, 03/15/46	6,000	6,311,807
Metropolitan Transportation Authority, RB, Series D-2, Sustainability Bonds, 4.00%, 11/15/48	4,090	3,740,831
New York City Housing Development Corp., RB, M/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA, HUD SECT 8), 4.70%, 08/01/54	3,460	3,450,627
New York City Municipal Water Finance Authority, RB
Series AA-1, 5.25%, 06/15/52	5,600	5,912,941
Series BB, 5.25%, 06/15/55	995	1,065,371
Series GG, 5.00%, 06/15/50	1,680	1,727,760
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, Subordinate, 5.25%, 05/01/52	3,025	3,235,632
Series F-1, Subordinate, 5.00%, 02/01/43	7,695	8,181,066
Series H-1, Subordinate, 5.50%, 11/01/51	1,455	1,583,761
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	1,081	1,040,183
New York Liberty Development Corp., Refunding RB
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	7,485	5,497,703
Series A, Sustainability Bonds, 3.00%, 11/15/51	2,185	1,578,912
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	2,185	2,018,887
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/36	1,650	1,760,611
AMT, 5.63%, 04/01/40	1,700	1,785,074
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	3,460	3,619,414
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/44	3,295	3,450,196
Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., RB (continued)
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	$6,855	$ 6,978,265
AMT, Sustainability Bonds, 5.50%, 06/30/60	19,380	19,786,409
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	4,485	4,580,473
Port Authority of New York & New Jersey, ARB, Series 218, AMT, 5.00%, 11/01/49	5,600	5,709,864
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing, Series 266, Sustainability Bonds, (SONYMA), 4.65%, 10/01/50	5,385	5,361,213
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.25%, 05/15/58	11,585	11,108,038
Series A, 4.50%, 05/15/63	3,500	3,467,420
Triborough Bridge & Tunnel Authority, Refunding RB
Series C, 5.00%, 05/15/47	5,000	5,192,598
Series B-1, Sustainability Bonds, 5.25%, 05/15/54	8,475	8,990,500
		127,918,793
North Carolina — 1.2%
North Carolina Housing Finance Agency, RB, S/F Housing
Series 54-A, (FHLMC, FNMA, GNMA), 4.70%, 07/01/50	1,955	1,970,080
Series 52-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 07/01/46	1,585	1,626,545
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	6,510	7,276,424
		10,873,049
North Dakota — 0.4%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	3,680	3,729,173
Ohio — 2.6%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	7,280	6,100,925
Columbus Regional Airport Authority, Refunding ARB, Series A, Class A, AMT, 5.50%, 01/01/55	2,690	2,845,884
Columbus-Franklin County Finance Authority, RB, M/F Housing, (FNMA), 4.82%, 11/01/43	2,645	2,820,859
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 09/01/49	4,440	4,444,117
Ohio Turnpike & Infrastructure Commission, RB, CAB, Series A-2, Junior Lien, 0.00%, 02/15/37(d)	10,000	6,762,376
State of Ohio, Refunding RB, Series A, (BAM-TCRS), 4.00%, 01/15/50	1,055	928,391
		23,902,552
Oklahoma — 0.5%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	560	562,186
Oklahoma Turnpike Authority, RB, Series A, (AGM), 4.25%, 01/01/55	1,360	1,326,920

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oklahoma (continued)
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	$450	$ 456,263
Tulsa Municipal Airport Trust Trustees, Refunding ARB, AMT, 6.25%, 12/01/35	1,795	2,069,992
		4,415,361
Oregon — 0.4%
Clackamas County School District No. 12 North Clackamas, GO, CAB(d)
Series A, (GTD), 0.00%, 06/15/27(f)	250	146,275
Series A, (GTD), 0.00%, 06/15/38	2,105	1,195,580
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/47	2,155	2,160,677
		3,502,532
Pennsylvania — 7.8%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/51	7,395	7,420,160
Allegheny County Hospital Development Authority, Refunding RB, Series A, (AGM-CR), 5.00%, 04/01/47	2,470	2,502,147
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	425	373,978
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series A, 5.00%, 10/01/47	4,125	4,183,970
Montgomery County Higher Education and Health Authority, Refunding RB, Class B, 5.00%, 05/01/57	3,500	3,524,331
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	6,910	6,926,946
AMT, 5.50%, 06/30/40	1,000	1,059,501
AMT, 5.50%, 06/30/41	3,290	3,476,430
AMT, 5.75%, 06/30/48	2,855	2,976,629
AMT, 5.25%, 06/30/53	4,695	4,755,504
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,000	1,000,578
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	1,855	1,685,449
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B2, 4.38%, 11/01/54	2,500	2,296,540
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	7,985	8,020,880
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	1,500	1,515,651
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/41	1,325	1,335,233
Series C, 5.25%, 12/01/54	1,575	1,693,945
Series A, Subordinate, 5.00%, 12/01/44	4,700	4,865,139
Series B, Subordinate, 4.00%, 12/01/51	665	603,830
School District of Philadelphia, GOL
Series A, (SAW), 5.50%, 09/01/48	8,015	8,546,036
Series B, Sustainability Bonds, (SAW), 5.00%, 09/01/48	2,070	2,139,471
		70,902,348
Puerto Rico — 2.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,149	1,086,382
Series A-1, Restructured, 5.00%, 07/01/58	14,173	13,765,394
Series A-2, Restructured, 4.54%, 07/01/53	500	452,905
Series A-2, Restructured, 4.78%, 07/01/58	1,528	1,436,926
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.33%, 07/01/40	$2,472	$ 2,396,591
Series B-1, Restructured, 4.75%, 07/01/53	962	909,573
Series B-2, Restructured, 4.78%, 07/01/58	1,335	1,255,429
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	9,999	3,479,977
		24,783,177
Rhode Island — 0.8%
Rhode Island Health and Educational Building Corp., RB, 5.00%, 11/01/53	6,955	7,164,217
South Carolina — 4.1%
Charleston County Airport District, ARB, Series A, AMT, 5.25%, 07/01/54	1,575	1,637,891
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	485	454,529
4.38%, 11/01/49	715	637,038
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	6,040	6,588,968
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/55(b)	2,290	1,898,500
7.50%, 08/15/62(b)	1,455	1,299,575
Series A, 5.50%, 11/01/50	2,790	2,973,996
Series A, 4.50%, 11/01/54	4,435	4,361,003
Series A, 5.50%, 11/01/54	3,680	3,917,403
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 4.25%, 05/01/48	1,615	1,528,214
South Carolina Public Service Authority, RB, Series A, 4.00%, 12/01/55	1,950	1,732,567
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/46	1,270	1,323,044
South Carolina State Housing Finance & Development Authority, RB, S/F Housing
Series B, 4.60%, 07/01/49	2,240	2,230,070
Series B, (FHLMC, FNMA, GNMA), 5.00%, 07/01/50	6,080	6,191,320
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	275	280,450
		37,054,568
Tennessee — 3.9%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	615	649,720
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	3,655	3,712,489
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, RB, 5.25%, 05/01/48	745	775,666
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB, 5.25%, 10/01/58	3,070	2,968,804
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 5.25%, 07/01/55	2,305	2,455,367
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	3,805	4,126,024
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tennessee (continued)
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	$15,950	$ 17,204,877
Tennessee Energy Acquisition Corp., Refunding RB, Series A, 5.00%, 12/01/35	3,265	3,553,541
		35,446,488
Texas — 12.5%
Alamo Heights Independent School District, GO, (PSF), 4.00%, 02/01/51	1,860	1,744,771
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	1,545	772,500
7.88%, 11/01/62	1,335	801,000
Celina Independent School District, GO, (PSF), 5.00%, 02/15/47	4,530	4,762,755
City of Austin Texas Airport System Revenue, ARB
AMT, 5.00%, 11/15/44	1,000	1,000,136
AMT, 5.25%, 11/15/47	3,300	3,427,923
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/53	2,370	2,499,070
City of Corpus Christi Texas Utility System Revenue, Refunding RB, 4.13%, 07/15/53	2,270	2,103,344
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.25%, 03/01/49	2,495	2,651,094
City of Galveston Texas Wharves & Terminal Revenue, ARB
Series A, AMT, 1st Lien, 5.50%, 08/01/43	395	418,434
Series A, AMT, 1st Lien, 5.50%, 08/01/44	395	414,600
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	370	361,060
City of Houston Texas Airport System Revenue, ARB
Series A, AMT, 6.63%, 07/15/38	1,330	1,330,025
Series B, AMT, 5.50%, 07/15/36	300	329,773
Series B, AMT, 5.50%, 07/15/37	935	1,021,438
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	2,955	3,090,443
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	740	754,437
Sub-Series A, AMT, 4.00%, 07/01/46	2,780	2,523,239
Sub-Series A, AMT, 4.00%, 07/01/48	10,025	8,995,477
Conroe Independent School District, GO, (PSF), 4.00%, 02/15/50	3,670	3,438,448
County of Harris Texas Toll Road Revenue, Refunding RB
Series A, 1st Lien, 4.00%, 08/15/49	5,405	5,077,815
Series A, 1st Lien, 4.00%, 08/15/54	3,855	3,547,358
Dallas Fort Worth International Airport, Refunding ARB, Series A-1, AMT, 5.50%, 11/01/50	1,335	1,426,440
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	2,440	2,559,583
Dickinson Independent School District, GO, (PSF), 4.13%, 02/15/48	1,285	1,252,904
Eagle Mountain & Saginaw Independent School District, GO, (PSF), 4.00%, 08/15/54	650	602,286
Fort Bend Independent School District, Refunding GO, Series A, (PSF), 4.00%, 08/15/49	1,415	1,332,369
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Class A, 4.13%, 07/01/52	1,120	1,032,488
Longview Independent School District, GO, (PSF), 4.00%, 02/15/49	1,580	1,496,011
Security	Par (000)	Value
Texas (continued)
Mansfield Independent School District, GO, (PSF), 5.00%, 02/15/50	$4,500	$ 4,746,853
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(f)	5,000	3,032,341
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	1,210	1,028,853
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	3,175	2,957,228
Northwest Independent School District, GO, (PSF), 5.25%, 02/15/55	2,565	2,740,282
Port Authority of Houston of Harris County Texas, ARB
5.00%, 10/01/51	2,480	2,555,927
1st Lien, 5.00%, 10/01/53	1,840	1,899,738
Spring Branch Independent School District, GO, (PSF), 4.00%, 02/01/48	1,705	1,625,341
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	410	405,693
Tarrant County Hospital District, GOL, 4.25%, 08/15/53	980	916,717
Tarrant Regional Water District, RB, 4.25%, 09/01/55	4,585	4,407,313
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	690	611,917
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	5,395	5,890,757
Texas State University System, Refunding RB, 4.00%, 03/15/49	4,455	4,086,368
Texas Transportation Commission State Highway 249 System, RB, CAB(d)
0.00%, 08/01/35	310	208,282
0.00%, 08/01/36	170	108,221
0.00%, 08/01/37	225	135,287
0.00%, 08/01/38	810	459,343
0.00%, 08/01/41	1,950	925,402
0.00%, 08/01/44	695	278,798
0.00%, 08/01/45	1,775	674,993
Texas Water Development Board, RB
4.75%, 10/15/55	5,635	5,712,251
Series A, 4.38%, 10/15/59	6,635	6,405,441
		112,580,567
Utah — 3.0%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	530	535,371
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/43	2,910	2,947,469
Series A, AMT, 5.00%, 07/01/47	11,685	11,726,988
Series A, AMT, 5.00%, 07/01/51	5,330	5,410,171
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.50%, 06/01/55	2,380	2,563,719
Series B, 2nd Lien, (AGM), 5.50%, 06/01/55	845	909,546
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55(b)	935	817,564
Utah Housing Corp., RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 4.70%, 01/01/50	2,435	2,453,606
		27,364,434
Virginia — 0.9%
Fairfax County Industrial Development Authority, RB, 4.13%, 05/15/54	900	829,094

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia (continued)
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	$4,420	$ 3,703,982
Virginia Housing Development Authority, RB, M/F Housing, Series A, 4.60%, 09/01/50	3,750	3,716,475
		8,249,551
Washington — 0.8%
Port of Seattle Washington, 0, 5.00%, 10/01/50	680	700,719
Vancouver Housing Authority, RB, M/F Housing, 5.00%, 08/01/40	1,165	1,203,698
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.50%, 09/01/55	705	748,718
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 0.00%, 11/20/41(a)	4,303	4,140,955
		6,794,090
Wisconsin — 0.9%
Public Finance Authority, RB
Series A, 5.00%, 07/01/40(b)	450	433,255
Series A-1, 4.50%, 01/01/35(b)	535	523,858
AMT, 5.75%, 06/30/60	3,545	3,660,879
AMT, 6.50%, 12/31/65	2,825	3,102,664
Public Finance Authority, Refunding RB, 5.00%, 09/01/49(b)	825	759,852
		8,480,508
Total Municipal Bonds — 135.2% (Cost: $1,176,794,036)		1,223,209,350
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Alabama — 1.1%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53(a)	9,335	9,951,970
Connecticut — 1.7%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series F-1, Sustainability Bonds, 4.75%, 11/15/49	15,000	15,178,208
Florida — 7.6%
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	7,850	8,351,007
County of Seminole Florida Sales Tax Revenue, Refunding RB, Series B, 5.25%, 10/01/31	6,300	6,948,966
Greater Orlando Aviation Authority, ARB, AMT, 5.25%, 10/01/51	12,077	12,695,887
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.25%, 11/15/49	13,256	14,148,152
Tampa Bay Water, RB, Series A, 5.25%, 10/01/54(i)	24,765	26,477,671
		68,621,683
Georgia — 1.2%
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)(i)	10,159	10,940,123
Idaho — 0.8%
Idaho Housing & Finance Association, RB, Series A, 5.25%, 08/15/48(i)	6,825	7,355,903
Security	Par (000)	Value
Illinois — 0.8%
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 08/15/51	$7,123	$ 7,245,410
Indiana — 1.2%
Indiana Finance Authority, RB, Series A, 5.00%, 10/01/53	10,290	10,625,953
Massachusetts — 1.0%
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	9,084	9,219,392
Michigan — 0.3%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,748	2,596,342
Missouri — 0.6%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53(i)	5,660	4,987,318
New York — 7.2%
City of New York, GO, Series E, 5.25%, 08/01/50	10,750	11,451,463
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series H, Subordinate, 5.25%, 11/01/48	9,620	10,331,597
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/47	6,600	6,215,725
Series A, 5.00%, 03/15/55	12,500	13,092,508
Port Authority of New York & New Jersey, Refunding ARB, Series 200, 5.25%, 10/15/57	5,090	5,177,800
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/51	7,270	7,466,759
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 05/15/47	6,120	6,355,740
Series C, 4.13%, 05/15/52	5,520	5,223,269
		65,314,861
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	7,450	7,930,701
Texas — 5.3%
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	9,575	10,215,169
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	5,890	6,392,576
Permanent University Fund - Texas A&M University System, Refunding RB, Series A, 5.00%, 07/01/54	10,000	10,561,138
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	9,242	9,526,578
Texas Water Development Board, RB, Series A, 4.38%, 10/15/59	11,885	11,473,797
		48,169,258
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington — 1.1%
Port of Seattle Washington, ARB, series B, AMT, Intermediate Lien, 5.50%, 10/01/50	$9,414	$ 10,164,857
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.8% (Cost: $271,081,294)		278,301,979
Total Long-Term Investments — 166.0% (Cost: $1,447,875,330)		1,501,511,329

	Shares
Short-Term Securities
	Money Market Funds — 1.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.01%(j)(k)	11,268,997	11,270,124
	Total Short-Term Securities — 1.3% (Cost: $11,269,783)	11,270,124
	Total Investments — 167.3% (Cost: $1,459,145,113)	1,512,781,453
	Other Assets Less Liabilities — 1.5%	13,887,494
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.1)%	(172,707,469)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (49.7)%	(449,480,851)
	Net Assets Applicable to Common Shares — 100.0%	$ 904,480,627

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	When-issued security.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 1, 2029 to June 1, 2046, is $32,818,659.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 26,665,508	$ —	$ (15,395,384)(a)	$ —	$ —	$ 11,270,124	11,268,997	$ 103,815	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Quality Fund, Inc. (MQY)

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,223,209,350	$ —	$ 1,223,209,350
Municipal Bonds Transferred to Tender Option Bond Trusts	—	278,301,979	—	278,301,979
Short-Term Securities
Money Market Funds	11,270,124	—	—	11,270,124
	$11,270,124	$1,501,511,329	$—	$1,512,781,453
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(171,953,265)	$—	$(171,953,265)
VRDP Shares at Liquidation Value	—	(450,300,000)	—	(450,300,000)
	$—	$(622,253,265)	$—	$(622,253,265)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
Portfolio Abbreviation (continued)
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
ST	Special Tax
TA	Tax Allocation
Schedule of Investments